Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Going Concern [Abstract]
Net income	$ 11,475,639	$ 3,551,695	$ (1,071,648)
Net cash used in operating activities	17,342,268
Working capital	$ 22,299,277